Merger (Tables)	12 Months Ended
Dec. 31, 2025
Asset Acquisition [Abstract]
Schedule of Asset Acquisition Consideration
The Merger was accounted for using the asset acquisition method of accounting in accordance with ASC Topic 805 which requires that the cost of an acquisition be allocated on a relative fair value basis to the assets acquired and the liabilities assumed. The following table summarizes the total consideration transferred in the purchase of STORE Capital Corporation (amounts in thousands):

Consideration Type
Cash paid to former shareholders and equity award holders	$9,142,744
Extinguishment of historical debt	1,331,698
Capitalized transaction costs	110,924

Total consideration	$10,585,366

Schedule of Assets Acquired and Liabilities Assumed under Asset Acquisition
The following table summarizes the estimated fair values assigned to the assets acquired and liabilities assumed (amounts in thousands):

Assets acquired:
Land and improvements	$3,620,509
Buildings and improvements	9,105,004
Intangible lease assets	620,034
Operating ground lease assets	52,805
Loans and financing receivables	952,039
Cash and cash equivalents	28,005
Other assets	71,209

Total assets acquired	14,449,605
Liabilities assumed:
Unsecured notes and term loans payable	1,725,000
Non-recourse debt obligations of consolidated special purpose entities	2,243,323
Below market value of debt	(430,908)
Intangible lease liabilities	148,660
Operating lease liabilities	50,516
Other liabilities	127,648

Total liabilities assumed	3,864,239

Fair value of net assets acquired	$10,585,366